[ING FUNDS LOGO]

September 21, 2006

VIA EDGAR AND OVERNIGHT MAIL

Brion Thompson

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Risk Managed Natural Resources Fund (the “Fund”)
File Nos. 333-136495 and 811-21938

Mr. Thompson:

Attached for filing, in electronic format via the EDGAR system, is Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”), as amended, and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940, as amended (the “Registration Statement”). The Fund has electronically transmitted under separate cover its responses to the Commission staff’s comments on the Registration Statement as initially filed.

If I can provide you with anything that will facilitate your review or if you have any additional questions concerning the filing, please do not hesitate to contact me at (480) 477-2649.

Best Regards,

/s/ Paul Caldarelli

Paul Caldarelli

Counsel

ING U.S. Legal Services

Attachments

cc:	Huey P. Falgout, Jr.
ING Investments, LLC